Leases - Summary of Operating Lease, Liability (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash paid for operating leases	¥ 34,090	¥ 38,035	¥ 43,024
Lease liabilities arising from obtaining right-of-use assets:	¥ 74,876	¥ 13,567	¥ 26,077